As filed with the United States Securities and Exchange Commission on April 3, 2017

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☒

AIM COUNSELOR SERIES TRUST

(INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 3, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Cover Page

This Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 73 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 72”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate May 3, 2017 as the new effective date for Post-Effective Amendment No. 69 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 70 under the Investment Company Act), filed pursuant to Rule 485(a)(1) under the Securities Act on January 10, 2017, Edgar Accession No. 0001193125-17-006799 (“PEA No. 69”). This PEA No. 72 neither amends nor supersedes any information contained in PEA No. 69.

The Prospectuses and Statement of Additional Information for Invesco American Franchise Fund relating to Class T and Class F shares included in PEA No. 69 are incorporated by reference into this PEA No. 72.

Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 71 under the Securities Act (Amendment No. 72 under the Investment Company Act), filed on March 31, 2017, Edgar Accession No. 0001193125-17-106128, is incorporated by reference into this PEA No. 72.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd day of April, 2017.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	April 3, 2017
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	April 3, 2017
(David C. Arch)

/s/ James T. Bunch*	Trustee	April 3, 2017
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	April 3, 2017
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	April 3, 2017
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	April 3, 2017
(Martin L. Flanagan)

/s/ Cynthia Hostetler**	Trustee	April 3, 2017
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	April 3, 2017
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	April 3, 2017
(Prema Mathai-Davis)

/s/ Teresa M. Ressel**	Trustee	April 3, 2017
(Teresa M. Ressel)

/s/ Larry Soll*	Trustee	April 3, 2017
(Larry Soll)

/s/ Ann Barnett Stern**	Trustee	April 3, 2017
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	April 3, 2017
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	April 3, 2017
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	April 3, 2017
(Robert C. Troccoli)

/s/ Christopher L. Wilson**	Trustee	April 3, 2017
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	April 3, 2017
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s Post-Effective Amendment No. 70 on March 9, 2017.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in Registrant’s Post-Effective Amendment No. 71 filed on March 31, 2017.